Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10. Income Taxes

The Company recorded income tax expense of approximately $0.5 million and $0.2 million for the three months ended March 31,2025 and 2024, respectively. We estimate our annual effective income tax rate to be negative 17.2% for calendar year 2025, which is different from the U.S. federal statutory rate, primarily due to the Company’s full valuation allowance position.

As of March 31, 2025, we have no material unrecognized tax benefits and we expect no material unrecognized tax benefits for the next 12 months.

10. Income Taxes

The components of the provision for income taxes are as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$-	$-
State	21	17
International	977	406
Current income tax expense (benefit)	998	423
Deferred:
Federal	-	-
State	-	-
International	142	(134)
Deferred income tax expense (benefit)	142	(134)
Total income tax expense	$1,140	$289

Taxes on income vary from the statutory federal income tax rate applied to earnings before tax on income as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Statutory federal income tax rate of 21% applied to earnings before income taxes and extraordinary items	$(5,413)	$(11,091)
State taxes - net of federal benefit	16	14
Meals and entertainment	-	10
Gifts	1	4
Stock compensation (ISOs)	74	189
Goodwill impairment	613	-
Changes in FV of derivative liability	(3)	(1,374)
Derecognition expense on conversion of convertible debt	126	5,257
Foreign withholding tax	384	-
Valuation allowance	6,076	7,223
Others	53	212
Foreign rate difference	(787)	(155)
Total	$1,140	$289

Deferred income tax assets and liabilities arising from differences between accounting for financial statement purposes and tax purposes, less valuation reserves at year-end, are as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
State taxes - prior year	$4	$4
Intangible assets	5,692	4,785
Fixed assets	19	2
Allowance for credit losses	453	1,064
Capitalization of research and development under Sec 174	2,357	2,012
Inventory reserve	29	24
Impairment loss on investment	315	-
Goodwill	755	-
Stock compensation (RSA)	34	111
Lease liability	899	962
Section 163(j) limitation	685	-
Accrued expenses	257	73
Other	-	70
Net operating loss carryover	31,140	26,689
Total deferred tax assets	42,639	35,796

Deferred tax liabilities:
Goodwill	-	(161)
Intangible assets	-	(13)
Right of use assets	(844)	(987)
Other	(87)
Total deferred tax liabilities	(931)	(1,161)

Net deferred tax assets, non-current prior to valuation allowance	41,708	34,635
Valuation allowance	(41,795)	(34,579)
Total net deferred taxes	$(87)	$56

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes (ASC 740). Under the liability method, deferred taxes are determined based on differences between the financial statement and tax bases of assets and liabilities using enacted tax rates.

As of December 31, 2024, the Company had Federal and State Net Operating Loss (“NOL”) carryforwards of $119.5 million and $77.4 million, respectively. Under the new tax law, the Federal NOL arising in tax years ending after December 31, 2017 will be carried forward indefinitely. The Company does not have pre-tax reform Federal NOL carryforwards as of December 31, 2024. NOL carryforwards arising from tax years ending after December 31, 2017, are $119.5 million. The State NOL carryforwards will begin to expire in 2038.

As of December 31, 2024, and 2023, the Company maintained a full valuation allowance for NOL carryforward deferred tax assets. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The amount of the deferred tax asset considered realizable, however, could be reduced if estimates of future taxable income are reduced.

The Company files a consolidated Federal income tax return and files tax returns in various state and local jurisdictions. The statutes of limitations for its consolidated Federal income tax returns are open for years 2021 and thereafter, and state and local income tax returns are open for years 2020 and thereafter.

Interest and penalties related to uncertain tax positions are recognized as a component of income tax expense. For the tax years ended December 31, 2024, and 2023, the Company recognized no interest or penalties.